curasset-soi711_123125.htm	1 of 12
02/28/2026 05:32 PM

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

39.53%	ASSET BACKED BONDS	Principle	Value

7.18%	AUTOMOTIVE
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	$155,937	$157,232
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	825,000	848,354
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	577,704	579,612
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	140,000	142,746
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240% 144A	100,000	103,612
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,650,000	1,658,176
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	33,222	32,594
	Carvana Auto Receivables Trust 03/10/2028 1.070%	90,865	88,915
	Carvana Auto Receivables Trust 03/10/2028 0.970%	87,725	86,707
	Carvana Auto Receivables Trust 09/11/2028 1.240%	109,209	106,352
	Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	178,056
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	393,471	390,438
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	547,415
	Chesapeake Funding II LLC 10/15/2035 6.160%	54,330	54,905
	CPS Auto Trust 08/15/2028 5.190% 144A	1,626,100	1,627,591
	CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,111,794
	CPS Auto Trust 11/15/2030 10.720% 144A	450,000	495,802
	DT Auto Owner Trust 05/17/2027 1.310% 144A	371,292	369,920
	DT Auto Owner Trust 12/15/2027 3.400% 144A	243,312	242,742
	DT Auto Owner Trust 09/15/2028 2.650% 144A	550,000	548,505
	DT Auto Owner Trust 03/15/2029 5.530% 144A	1,000,000	999,285
	Exeter Automobile Receivables Trust 04/15/2027 1.400%	431,887	429,691
	Exeter Automobile Receivables Trust 06/15/2027 1.550%	466,649	463,283
	Exeter Automobile Receivables Trust 06/15/2028 3.020%	736,433	733,040
	Exeter Automobile Receivables Trust 07/17/2028 4.560%	1,390,968	1,392,046
	Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	933,408
	First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	496,742
	Flagship Credit Auto Trust 09/15/2027 1.460% 144A	75,512	75,309
	Flagship Credit Auto Trust 09/15/2028 3.160% 144A	1,150,000	1,114,897
	Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,650,000	1,654,599
	GLS Auto Receivables Issuer Trust 07/15/2027 1.480% 144A	238,031	236,931
	GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	152,238	151,951
	GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	316,460	314,603
	GLS Auto Receivables Trust 07/15/2027 4.310% 144A	126,816	126,819
	GLS Auto Receivables Trust 04/17/2028 6.150% 144A	1,197,381	1,207,025
	Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	734,086
	Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	220,073	224,029

curasset-soi711_123125.htm02/28/2026 05:32 PM2 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

AUTOMOTIVE Continued	Principle	Value
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	$248,561	$250,204
Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	1,078,106	1,083,159
Oscar US Funding Trust 04/10/2028 1.000% 144A	48,017	47,872
Research-Driven Pagaya 03/25/2032 7.540% 144A	102,235	102,427
Switch ABS Issuer LLC 06/25/2054 6.200% 144A	550,000	554,123
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	720,000	504,000
Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	1,001,992	671,335
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	252,000
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	368,447	367,458
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	600,000	253,857
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,020,404
Westlake Automobile Receivable 03/15/2027 3.490% 144A	169,097	168,992
		25,935,043

5.62% MISCELLANEOUS
Aqua Finance Trust 07/17/2046 1.900% 144A	168,322	159,686
Atlas Senior Loan Fund 04/22/2031 5.719% 144A	559,000	560,230
Ballyrock CLO 14 Ltd. 07/20/2037 4.884%^ 144A	500,000	499,300
(CME Term SOFR 3 Month + 1.000%)
Benefit Street Partners CLO Ltd. 07/15/2037 5.085%^ 144A	795,000	793,808
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 5.746% 144A	520,000	522,600
CoreVest American Finance Trust 10/15/2054 2.911% 144A	1,040,000	989,665
Crossroads Asset Trust 08/20/2032 8.320% 144A	275,000	278,826
Crossroads Asset Trusts 08/20/2030 5.900% 144A	136,984	138,429
Crown City CLO 07/15/2037 4.955%^ 144A	642,856	642,085
(CME Term SOFR 3 Month + 1.050%)
Generate CLO 4 07/20/2037 4.884%^ 144A	656,250	655,528
(CME Term SOFR 3 Month + 1.000%)
Generate CLO 5 Ltd. 07/22/2037 4.907%^ 144A	1,600,000	1,597,440
(CME Term SOFR 3 Month + 1.050%)
Goldentree Loan Management LP 07/20/2037 4.784%^ 144A	625,000	624,187
(CME Term SOFR 3 Month + 0.900%)
Golub Capital Partners Static Ltd. 04/25/2034 5.758%^ 144A	1,100,000	1,102,420
(CME Term SOFR 3 Month + 1.900%)
Harvest SBA Loan Trust 06/25/2047 6.050% 144A	266,126	266,126
M&T Equipment LLC 07/15/2030 5.740% 144A	235,769	237,160
NGC Ltd. 04/20/2038 5.084%^ 144A	1,120,000	1,120,112
(CME Term SOFR 3 Month + 1.200%)
OZLM XVIII Ltd. 04/15/2031 5.186% 144A	242,079	241,885

curasset-soi711_123125.htm02/28/2026 05:32 PM3 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MISCELLANEOUS Continued	Principle	Value
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	$103,927	$104,197
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	553,234
Polus Capital Management 10/20/2037 5.134%^ 144A	926,316	926,871
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 5.946% 144A	550,000	557,425
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.263% 144A	1,002,000	1,010,818
SMB Private Education Loan Trust 09/15/2037 2.230% 144A	542,152	526,815
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	333,832	335,757
Sotheby’s Artfi Master Trust 12/22/2031 5.195%^ 144A	520,000	520,112
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 5.896% 144A	530,000	534,823
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	72,133	71,739
Upstart Securitization Trust 06/20/2033 7.920% 144A	212,667	213,878
Venture CDO Ltd. 07/15/2032 6.036% 144A	1,100,000	1,112,650
Venture CDO Ltd. 10/20/2034 5.334%^ 144A	560,000	557,480
(CME Term SOFR 3 Month + 1.450%)
Voya CLO Ltd. 10/18/2031 5.846% 144A	901,310	907,890
Voya CLO Ltd. 10/15/2037 5.105%^ 144A	1,375,000	1,375,137
(CME Term SOFR 3 Month + 1.200%)
Zais CLO 11 Ltd. 01/20/2032 5.674%^ 144A	530,000	533,551
(CME Term SOFR 3 Month + 1.790%)
		20,271,864

26.73% MORTGAGE
Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	48,934	43,031
Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	412,500	404,436
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	344,195	268,126
Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	588,552	512,760
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	56,564	50,029
COMM Mortgage Trust 09/15/2033 6.223% 144A	65,000	19,708
Connecticut Avenue Securities Trust 10/25/2041 6.974%^ 144A	2,100,000	2,133,774
(United States 30 Day Average SOFR + 3.100%)
Connecticut Avenue Securities Trust 03/25/2042 5.874%^ 144A	128,979	129,981
(United States 30 Day Average SOFR + 2.000%)
Connecticut Avenue Securities Trust 03/25/2042 7.374%^ 144A	4,920,000	5,052,692
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 07/25/2043 6.574%^ 144A	1,000,000	1,027,699
(United States 30 Day Average SOFR + 2.700%)
Connecticut Avenue Securities Trust 02/25/2044 5.674%^ 144A	2,035,000	2,045,788
(United States 30 Day Average SOFR + 1.800%)
Connecticut Avenue Securities Trust 05/25/2044 5.524%^ 144A	1,100,000	1,103,443

curasset-soi711_123125.htm02/28/2026 05:32 PM4 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 5.574%^ 144A	$ 1,100,000	$1,103,784
(United States 30 Day Average SOFR + 1.700%)
Credit Suisse Mortgage Trust 04/25/2044 3.821% 144A	540,881	450,863
Credit Suisse Mortgage Trust 04/25/2044 3.821% 144A	424,170	414,678
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	328,502	4,401
Federal Home Loan Mortgage Corp. 01/25/2034 5.524%^ 144A	31,647	31,736
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.374%^ 144A	927,983	930,625
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 5.674%^ 144A	1,221,685	1,230,788
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 12/25/2041 10.874%^ 144A	1,600,000	1,676,371
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.374%^ 144A	1,350,000	1,369,320
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 4.874%^ 144A	91,211	91,211
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 5.174%^ 144A	88,591	88,624
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.274%^ 144A	2,600,000	2,637,388
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.124%^ 144A	250,000	262,235
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2042 5.974%^ 144A	587,138	588,424
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/25/2042 6.074%^ 144A	969,021	976,552
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.224%^ 144A	2,870,000	2,961,496
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2042 9.124%^ 144A	478,188	504,892
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 06/25/2042 6.824%^ 144A	22,583	23,008
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.024%^ 144A	188,082	189,056
(United States 30 Day Average SOFR + 2.150%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.574%^ 144A	2,671,000	2,786,200
(United States 30 Day Average SOFR + 3.700%)
Federal Home Loan Mortgage Corp. 03/25/2043 5.965%^ 144A	578,840	585,982
(United States 30 Day Average SOFR + 2.100%)

curasset-soi711_123125.htm02/28/2026 05:32 PM5 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
Federal Home Loan Mortgage Corp. 04/25/2043 5.965%^ 144A	$924,717	$937,516
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.115%^ 144A	1,545,000	1,607,406
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2043 5.874%^ 144A	884,583	891,593
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.374%^ 144A	1,100,000	1,152,150
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.874%^ 144A	496,680	497,455
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.224%^ 144A	2,750,000	2,834,802
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.724%^ 144A	446,520	449,011
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.724%^ 144A	3,087,549	3,115,522
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.224%^ 144A	2,200,000	2,301,710
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 03/25/2044 5.124%^ 144A	140,680	140,636
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.074%^ 144A	510,603	511,240
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.574%^ 144A	1,100,000	1,105,159
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.124%^ 144A	1,167,634	1,171,712
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.674%^ 144A	2,620,000	2,634,751
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.124%^ 144A	1,375,000	1,382,331
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 10/25/2044 5.324%^ 144A	1,100,000	1,099,318
(United States 30 Day Average SOFR + 1.450%)
Federal Home Loan Mortgage Corp. 02/25/2045 5.024%^ 144A	726,798	727,461
(United States 30 Day Average SOFR + 1.150%)
Federal Home Loan Mortgage Corp. 05/25/2045 5.074%^ 144A	707,136	706,901
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 02/25/2048 3.784% 144A	152,739	148,947
Federal Home Loan Mortgage Corp. 05/25/2048 3.850% 144A	420,903	409,486
Federal Home Loan Mortgage Corp. 05/25/2048 3.850% 144A	226,798	220,645
Federal Home Loan Mortgage Corp. 10/25/2050 6.674%^ 144A	2,538	2,542

curasset-soi711_123125.htm02/28/2026 05:32 PM6 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 12/25/2050 5.874%^ 144A	$371,224	$374,971
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 01/25/2051 5.674%^ 144A	701,062	704,768
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 03/25/2052 8.874%^ 144A	1,165,415	1,241,528
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corporation 04/25/2029 7.889%	156,403	159,475
Federal Home Loan Mortgage Corporation 01/25/2042 5.724%^ 144A	720,000	724,545
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 08/25/2028 10.939%	165,401	166,957
Federal National Mortgage Assoc. 08/25/2028 10.739%	26,962	27,206
Federal National Mortgage Assoc. 02/25/2030 6.789%	213,042	216,224
Federal National Mortgage Assoc. 01/25/2031 8.239%	1,000,000	1,082,243
Federal National Mortgage Assoc. 12/25/2032 2.000%	82,416	78,014
Federal National Mortgage Assoc. 10/25/2041 5.424%^ 144A	186,021	186,774
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 12/25/2041 5.774%^ 144A	684,241	687,605
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.524%^ 144A	2,210,000	2,222,111
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 03/25/2042 5.974%^ 144A	417,791	421,931
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 5.774%^ 144A	234,967	235,261
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 05/25/2042 6.624%^ 144A	642,249	653,426
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 6.824%^ 144A	437,279	447,671
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 07/25/2042 7.474%^ 144A	2,980,000	3,080,408
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.424%^ 144A	963,672	980,874
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	448,956	64,389
Federal National Mortgage Assoc. 09/25/2042 6.374%^ 144A	238,562	241,806
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 12/25/2042 6.274%^ 144A	1,303,506	1,329,409
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 01/25/2043 6.174%^ 144A	621,241	633,393
(United States 30 Day Average SOFR + 2.300%)

curasset-soi711_123125.htm02/28/2026 05:32 PM7 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
Federal National Mortgage Assoc. 04/25/2043 6.374%^ 144A	$921,968	$930,807
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 06/25/2043 5.774%^ 144A	311,247	313,690
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2043 5.574%^ 144A	662,886	665,487
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 10/25/2043 5.374%^ 144A	700,317	701,497
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	16,276,557	50,132
Federal National Mortgage Assoc. 11/25/2046 0.114%	28,111,240	51,219
Federal National Mortgage Assoc. 02/25/2047 0.114%	19,693,705	47,245
Federal National Mortgage Association 02/25/2037 1.500%	8,968,477	483,742
Federal National Mortgage Association 12/25/2041 7.024%^ 144A	1,900,000	1,935,737
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 12/25/2041 9.874%^ 144A	1,100,000	1,139,875
(United States 30 Day Average SOFR + 6.000%)
Federal National Mortgage Association 12/25/2041 4.724%^ 144A	10,347	10,341
(United States 30 Day Average SOFR + 0.850%)
Federal National Mortgage Association 03/25/2042 6.974%^ 144A	1,000,000	1,024,220
(United States 30 Day Average SOFR + 3.100%)
Federal National Mortgage Association 06/25/2042 8.524%^ 144A	950,000	998,255
(United States 30 Day Average SOFR + 4.650%)
Federal National Mortgage Association 12/25/2042 7.624%^ 144A	1,230,000	1,284,683
(United States 30 Day Average SOFR + 3.750%)
Federal National Mortgage Association 04/25/2043 7.774%^ 144A	2,355,000	2,476,294
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 01/25/2044 5.674%^ 144A	1,100,000	1,106,338
(United States 30 Day Average SOFR + 1.800%)
Federal National Mortgage Association 03/25/2045 6.124%^ 144A	1,100,000	1,116,079
(United States 30 Day Average SOFR + 2.250%)
Federal National Mortgage Association 07/25/2045 5.474%^ 144A	1,550,000	1,555,332
(United States 30 Day Average SOFR + 1.600%)
GCAT Trust 08/25/2066 1.915% 144A	104,937	98,073
GLS Auto Receivables Trust 05/15/2029 5.640% 144A	500,000	502,357
Government National Mortgage Assoc. 11/20/2051 3.000%	8,842,263	1,635,297
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	206,487	207,250
GS Mortgage-Backed Securities Trust 10/25/2055 5.424%^ 144A	244,064	244,642
(United States 30 Day Average SOFR + 1.550%)
ICG US CLO Ltd. 01/15/2031 5.966%	530,000	532,014
JP Morgan Mortgage Trust 10/25/2029 2.565% 144A	23,561	23,259

curasset-soi711_123125.htm02/28/2026 05:32 PM8 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	$35,107	$31,796
Mill City Mortgage Trust 04/25/2066 3.500% 144A	399,013	393,275
MOO Securitization Trust 12/25/2065 4.500% 144A	99,000	92,377
Multifamily Structured Credit Risk 11/25/2045 5.624%^ 144A	600,000	600,031
(United States 30 Day Average SOFR + 1.750%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	132,808	130,827
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	468,104
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	730,813	610,743
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	550,767
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	261,861
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	395,256	402,279
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	64,761	63,994
Space Coast Credit Union 11/15/2028 4.670% 144A	533,681	535,115
Velocity Commercial Capital 11/25/2053 7.670% 144A	157,199	159,921
Winston Salem, NC Limited Obligation 01/20/2046 3.781% 144A	129,144	124,605
X-Caliber Funding LLC 11/01/2024 7.130%^ 144A	688,525	686,677
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	554,102
		96,508,723

39.53% TOTAL ASSET BACKED BONDS		142,715,630
(Cost: $144,613,464)

8.27% CORPORATE BONDS
0.07% COMMUNICATION SERVICES
CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	275,000	271,898

1.23% CONSUMER DISCRETIONARY
BorgWarner, Inc. 02/15/2029 7.125%	600,000	647,239
Ford Holdings LLC 03/01/2030 9.300%	990,000	1,122,048
General Motors Financial Co. Perpetual 5.750%	500,000	493,776
Hasbro, Inc. 07/15/2028 6.600%	798,000	841,805
Nissan Motor Acceptance Company LLC 03/09/2028 2.750% 144A	350,000	332,557
Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,007,753
		4,445,178

curasset-soi711_123125.htm02/28/2026 05:32 PM9 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

	Principle	Value
0.06% CONSUMER STAPLES
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	$110,000	$109,106
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	100,256
		209,362

2.41% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	579,796
Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	499,152
Energen Corp. 02/15/2028 7.125%	525,000	549,004
Energy Transfer LP Perpetual 6.625%	600,000	596,958
EQT Corporation 04/01/2029 6.375%	1,120,000	1,158,955
Helmerich & Payne, Inc. 12/01/2029 4.850%	1,100,000	1,107,173
MPLX LP 02/15/2031 4.800%	550,000	555,776
Oceaneering International, Inc. 02/01/2028 6.000%	350,000	353,929
Phillips 66 Partners LP 03/01/2028 3.750%	540,000	527,744
Tallgrass Energy Partners LP 01/15/2028 5.500% 144A	500,000	500,270
Targa Resources Partners LP 03/01/2030 5.500%	500,000	507,702
TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,254,637
Venture Global, Inc. 06/01/2028 8.125% 144A	500,000	506,452
		8,697,548

2.79% FINANCIALS
Ally Financial, Inc. Perpetual 4.700%	275,000	272,205
Bank of America Corp. Perpetual 4.375%	125,000	123,646
Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,964,868
BGC Group, Inc. 04/02/2030 6.150%	1,100,000	1,138,989
Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,995,802
EPR Properties 04/15/2028 4.950%	220,000	221,601
First Citizens Bancshare Perpetual 7.957%	1,000,000	1,012,607
ING Groep NV 03/29/2027 3.950%	2,000,000	1,998,894
The Goldman Sachs Group, Inc. Perpetual 3.650%	500,000	492,816
Transamerica Capital II 12/01/2026 7.650% 144A	825,000	835,232
		10,056,660

curasset-soi711_123125.htm02/28/2026 05:32 PM10 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Principle	Value
0.73%	INDUSTRIALS
	Hubbell, Inc. 08/15/2027 3.150%	$ 1,079,000	$ 1,065,361
	MasTec, Inc. 08/15/2029 6.625% 144A	550,000	553,575
	Timken Co. 05/08/2028 6.875%	480,000	504,216
	Timken Co. 12/15/2028 4.500%	500,000	503,789
			2,626,941

0.31%	INFORMATION TECHNOLOGY
	Qorvo, Inc. 04/01/2031 3.375% 144A	1,213,000	1,122,200

0.39%	MATERIALS
	Celanese US Holdings LLC 07/15/2032 6.879%	275,000	286,172
	Constellium SE 06/15/2028 5.625% 144A	350,000	349,950
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	84,081
	Hecla Mining Company 02/15/2028 7.250%	194,000	195,222
	NOVA Chemicals Corporation 06/01/2027 5.250% 144A	500,000	503,057
			1,418,482

0.28%	UTILITIES
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,017,837

8.27% TOTAL CORPORATE BONDS			29,866,106
	(Cost: $29,399,186)

40.98%	TREASURY NOTES
	US Treasury 01/15/2026 2.000%	1,640,250	1,637,232
	US Treasury 01/31/2026 4.250%	525,000	525,210
	US Treasury 05/31/2026 4.875%	10,000,000	10,051,860
	US Treasury 06/30/2026 4.625%	4,000,000	4,020,756
	US Treasury 08/31/2026 3.750%	62,000,000	62,066,712
	US Treasury 11/30/2026 4.250%	714,700	719,078
	US Treasury 12/15/2026 4.375%	5,000,000	5,039,220
	US Treasury 12/31/2026 4.250%	5,312,000	5,349,057
	US Treasury 01/15/2027 4.000%	21,000,000	21,100,695
	US Treasury 01/31/2027 1.500%	1,107,000	1,083,347
	US Treasury 02/15/2027 4.125%	4,000,000	4,026,252
	US Treasury 02/28/2027 4.125%	5,600,000	5,637,626
	US Treasury 04/30/2027 3.750%	3,900,000	3,912,188

curasset-soi711_123125.htm02/28/2026 05:32 PM11 of 12

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2025 (unaudited)

	TREASURIES Continued	Principle	Value
	US Treasury 07/15/2027 4.375%	$ 1,800,000	$1,823,906
	US Treasury 07/31/2027 3.875%	5,000,000	5,029,100
	US Treasury 11/15/2027 4.125%	3,305,800	3,343,506
	US Treasury 12/15/2027 4.000%	1,655,600	1,671,639
	US Treasury 10/15/2028 2.375%	8,503,040	8,756,039
	US Treasury 11/30/2028 4.375%	2,101,000	2,148,682

40.98%	TOTAL TREASURY NOTES		147,942,105
	(Cost: $147,333,741)
9.92%	MONEY MARKET FUND	Shares	Value

	Federated Government Obligations Fund 3.670%(A)	35,828,033	35,828,033
	(Cost: $35,828,033)

98.70%	TOTAL INVESTMENTS		356,351,874
	(Cost: $357,174,424)
1.30%	Other assets, net of liabilities		4,650,828
100.00%	NET ASSETS		$361,002,702

^Rate is determined periodically. Rate shown is the rate as of December 31, 2025

(A)Effective 7 day yield as of December 31,2025 SOFR - Secured Overnight Financing Rate

See Notes to Schedule of Investments.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $142,087,333 and is 39.36% of the Fund’s net assets.

Schedule of Futures Contracts

December 31, 2025 (unaudited)

FUTURES CONTRACTS					Unrealized
		Expiration
Number of			Notional		Appreciation
Contracts	Description	Date	Value	Market Value	(Depreciation)
447	2YR US Treasury Note	3/31/2026	$ 93,248,411	$ 93,328,711	$80,300
374	5YR US Treasury Note	3/31/2026	40,871,737	40,879,953	8,216

0.02% TOTAL FUTURES CONTRACTS			134,120,148	134,208,664	88,516

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSET BACKED BONDS	$—	$142,715,630	$—	$ 142,715,630
CORPORATE BONDS	—	29,866,106	—	29,866,106
TREASURIES	—	147,942,105	—	147,942,105
MONEY MARKET FUND	35,828,033	—	—	35,828,033
TOTAL INVESTMENTS	$35,828,033	$320,523,841	$—	$ 356,351,874

curasset-soi711_123125.htm	02/28/2026 05:32 PM	12 of 12

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $357,174,424, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,977,139
Gross unrealized depreciation	(2,799,689)
Net unrealized appreciation	$(822,550)